UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-6610
DREYFUS CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND (Exact name of Registrant as specified in charter)
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	03/31
Date of reporting period:	12/31/06

FORM N-Q
Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California Intermediate Municipal Bond Fund
December 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.3%	Rate (%)	Date	Amount ($)	Value ($)

California--88.6%
ABAG Finance Authority for
Nonprofit Corporations, COP
(Episcopal Homes Foundation)	5.25	7/1/10	3,500,000	3,581,060
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.38	3/1/21	4,000,000	4,272,880
Alameda Corridor Transportation
Authority, Revenue (Insured;
MBIA)	5.13	10/1/16	2,000,000	2,097,880
Alameda County,
COP (Insured; MBIA)	5.38	12/1/12	2,000,000	2,177,520
Bay Area Infrastructure Financing
Authority, State Payment
Acceleration Notes (Insured;
XLCA)	5.00	8/1/17	2,000,000	2,141,680
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/11	2,000,000	2,113,100
California,
Economic Recovery Bonds	5.25	7/1/14	2,000,000	2,202,220
California,
GO	5.00	8/1/22	2,000,000	2,123,920
California,
GO (Various Purpose)	5.13	11/1/11	5,000,000	5,325,300
California,
GO (Various Purpose)	5.00	6/1/16	2,000,000	2,157,620
California,
GO (Veterans)	5.35	12/1/16	2,000,000	2,096,160
California Department of Water
Resources, Power Supply
Revenue (Insured; FGIC)	5.13	5/1/12	2,000,000 a	2,169,980
California Department of Water
Resources, Power Supply
Revenue (Insured; MBIA)	5.25	5/1/12	2,000,000	2,157,380
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/11	225,000 a	244,807
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/15	1,275,000	1,380,353
California Department of Water

Resources, Water System
Revenue (Central Valley
Project) (Insured; FGIC)	5.50	12/1/15	2,000,000	2,271,060
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/17	870,000	909,376
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/18	1,000,000	1,043,210
California Health Facilities
Financing Authority, Health
Facility Revenue (Catholic
Healthcare West)	4.95	7/1/14	2,000,000	2,117,480
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	11/15/19	2,000,000	2,112,140
California Infrastructure and
Economic Development Bank, Bay
Area Toll Bridges Seismic
Retrofit Revenue (First Lien)
(Insured; FSA)	5.25	7/1/13	2,000,000 a	2,194,140
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	4.00	12/1/11	2,900,000	2,910,730
California Pollution Control
Financing Authority, SWDR
(Republic Services, Inc.
Project)	5.25	12/1/17	2,000,000	2,133,580
California State Public Works
Board, LR (Department of
Corrections) (California State
Prison - Kern County at Delano
II)	5.50	6/1/13	3,000,000	3,303,360
California State Public Works
Board, LR (Department Of
Corrections and
Rehabilitation) (California
State Prison-Monterey County
(Soledad II)) (Insured; FGIC)	5.25	11/1/19	2,000,000	2,260,840
California State Public Works
Board, LR (Department of
Health Services-Richmond
Laboratory, Phase III Office
Building) (Insured; XLCA)	5.00	11/1/19	1,680,000	1,804,874
California State Public Works
Board, LR (Department of
Health Services-Richmond
Laboratory, Phase III Office
Building) (Insured; XLCA)	5.00	11/1/20	1,275,000	1,365,640

California State Public Works
Board, LR (Department of
Mental Health-Coalinga State
Hospital)	5.50	6/1/18	2,500,000	2,771,000
California State Public Works
Board, LR (University of
California Research Projects)
(Insured; MBIA)	5.25	11/1/17	1,000,000	1,107,000
California Statewide Communities
Development Authority,
Apartment Development Revenue
(Irvine Apartment Communities,
L.P.)	5.05	5/15/08	5,000,000	5,081,850
California Statewide Communities
Development Authority, MFHR
(Equity Residential/Parkview
Terrace Club Apartments)	5.20	6/15/09	1,000,000	1,029,170
California Statewide Communities
Development Authority, MFHR
(Equity Residential/Skylark
Apartments)	5.20	6/15/09	2,000,000	2,058,340
California Statewide Communities
Development Authority, PCR
(Southern California Edison
Co.) (Insured; XLCA)	4.10	4/1/13	4,000,000	4,100,800
California Statewide Communities
Development Authority, Revenue
(Huntington Memorial Hospital)	5.00	7/1/17	3,000,000	3,186,690
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/20	2,280,000	2,479,226
Capistrano Unified School
District, Community Facilities
District Special Tax (Insured;
FGIC)	5.00	9/1/19	3,545,000	3,828,848
Carson Redevelopment Agency,
Tax Allocation Revenue
(Redevelopment Project Area
Number 1) (Insured; MBIA)	5.50	10/1/13	1,000,000	1,109,190
Cathedral City, Cove Improvement
District Number 2004-02,
Limited Obligation Improvement	5.00	9/2/21	1,040,000	1,061,258
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California)	6.00	2/1/20	1,000,000	1,051,030
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/22	3,000,000	1,474,200
Contra Costa County,
MFHR (Pleasant Hill BART
Transit Village Apartments

Project)	3.95	12/20/07	2,500,000	2,501,500
Corona Redevelopment Agency,
Tax Allocation Revenue (Merged
Downtown and Amended Project
Area "A") (Insured; FGIC)	5.00	9/1/16	1,000,000	1,079,300
Eastern Municipal Water District,
Water and Sewer Revenue, COP
(Insured; FGIC)	5.38	7/1/17	2,000,000	2,131,440
El Camino Community College
District, GO (Insured; FGIC)	5.00	8/1/19	2,000,000	2,181,040
El Segundo Unified School District
(Insured; FGIC)	5.25	9/1/17	1,145,000	1,259,328
Elsinore Valley Municipal Water
District, COP (Insured; FGIC)	5.38	7/1/15	1,000,000	1,119,340
Escondido Unified School District
(Insured; FSA)	5.25	8/1/16	1,795,000	1,941,221
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	7.05	1/1/10	2,000,000	2,199,980
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	5.25	1/15/12	4,550,000	4,805,391
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	5.13	1/15/19	2,000,000	2,097,140
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/08	3,500,000 a	3,606,505
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/19	2,420,000	2,490,761
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds (Insured;
FSA)	0/4.55	6/1/22	1,725,000 b	1,510,220
Hartnell Community College
District (Insured; MBIA)	5.25	8/1/16	1,880,000	2,078,547
Imperial Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Imperial
Redevelopment Project)	4.50	12/1/11	2,000,000	1,987,300
Indian Wells Redevelopment Agency,
Tax Allocation Revenue
(Consolidated Whitewater
Redevelopment Project)
(Insured; AMBAC)	4.13	9/1/23	2,250,000	2,194,200
Lincoln Special Tax,
Community Facilities District
No. 2003	5.65	9/1/19	1,140,000	1,204,433

Los Angeles Community College
District (Insured; MBIA)	5.50	8/1/11	1,845,000 a	1,997,268
Los Angeles County Metropolitan
Transportation Authority,
Sales Tax Revenue (Insured;
FGIC)	5.00	7/1/10	1,450,000 a	1,534,260
Los Angeles Unified School
District (Insured; FGIC)	5.00	7/1/19	2,000,000	2,163,980
Los Angeles Unified School
District (Insured; MBIA)	5.50	7/1/12	2,850,000	3,123,486
Los Angeles Unified School
District (Insured; MBIA)	5.25	7/1/14	1,000,000	1,092,210
Los Angeles Unified School
District (Insured; MBIA)	5.75	7/1/15	3,000,000	3,448,830
Metropolitan Water District of
Southern California,
Waterworks Revenue	5.25	3/1/11	3,000,000 a	3,224,940
Midpeninsula Regional Open Space
District Financing Authority,
Revenue (Insured; AMBAC)	0.00	9/1/15	2,825,000	2,011,824
Milpitas Redevelopment Agency, Tax
Allocation (Redevelopment
Project Area Number 1)
(Insured; MBIA)	5.25	9/1/17	2,000,000	2,170,860
Modesto Irrigation District,
COP (Capital Improvements)
(Insured; FSA)	5.25	7/1/16	1,370,000	1,471,394
North Orange County Community
College District (Insured;
MBIA)	5.00	8/1/19	1,000,000	1,082,560
Orange County Community Facilities
District, Special Tax (Number
03-1 Ladera Ranch)	5.25	8/15/19	1,100,000	1,149,654
Orange County Community Facilities
District, Special Tax (Number
03-1 Ladera Ranch)	5.30	8/15/20	1,450,000	1,515,337
Orange County Community Facilities
District, Special Tax (Number
04-1 Ladera Ranch)	4.88	8/15/21	2,355,000	2,393,528
Poway Unified School District
Community Facilities District
Number 14, Improvement Area A
Special Tax (Del Sur)	5.00	9/1/19	1,015,000	1,037,990
Poway Unified School District
Community Facilities District
Number 14, Special Tax (Del
Sur)	4.90	9/1/18	1,790,000	1,817,870
Rancho Water District
(Insured; FSA)	5.50	8/1/08	1,670,000	1,720,735
Riverside County Public Financing
Authority, Tax Allocation
Revenue (Redevelopment

Projects) (Insured; XLCA)	5.25	10/1/18	1,275,000	1,388,003
Riverside Improvement Board, Act
1915 (Canyon Springs
Assessment)	4.00	9/2/10	1,230,000	1,215,670
Riverside Improvement Board, Act
1915 (Canyon Springs
Assessment)	4.25	9/2/11	1,000,000	995,550
Sacramento City Unified School
District (Election of 1999)
(Insured; FSA)	5.25	7/1/20	2,435,000	2,647,770
Sacramento County,
Special Tax (Community
Facilities District Number 1)	5.20	12/1/07	1,110,000	1,116,849
Sacramento County,
Special Tax (Community
Facilities District Number 1)	5.40	12/1/09	1,220,000	1,248,194
Sacramento County Sanitation
District Financing Authority,
Revenue	5.50	12/1/14	4,000,000	4,310,360
San Diego County,
COP (Burnham Institute for
Medical Research)	5.70	9/1/09	3,700,000 a	3,895,101
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/12	1,260,000	1,319,396
San Diego Housing Authority,
MFHR (Island Village
Apartments) (Collateralized;
FHLMC)	5.10	7/1/12	960,000	1,004,957
San Diego Unified School District
(Election of 1998) (Insured;
FSA)	5.25	7/1/16	1,465,000	1,605,435
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 32F) (Insured; FGIC)	5.00	5/1/21	2,000,000	2,158,520
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; FSA)	5.00	11/1/18	2,000,000	2,184,960
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/18	445,000	243,780
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/21	500,000	227,240
San Jose,

Airport Revenue (Insured; FSA)	5.00	3/1/11	1,625,000	1,700,579
San Mateo Redevelopment Agency,
Merged Area Tax Allocation
Revenue	5.10	8/1/14	1,835,000	1,918,162
San Mateo Union High School
District (Insured; FSA)	5.00	9/1/21	2,545,000	2,722,870
Santa Clara Unified School
District	5.50	7/1/16	1,870,000	2,003,817
Santa Fe Springs Community
Development Commission, Tax
Allocation Revenue
(Consolidated Redevelopment
Project) (Insured; MBIA)	5.00	9/1/19	2,095,000	2,280,491
South Orange County Public
Financing Authority, Special
Tax Revenue (Foothill Area)
(Insured; FGIC)	5.25	8/15/17	2,000,000	2,198,720
South Placer Wastewater Authority,
Wastewater Revenue (Insured;
FGIC)	5.50	11/1/10	1,000,000 a	1,079,630
Southeast Resource Recovery
Facility Authority, LR
(Insured; AMBAC)	5.25	12/1/17	1,000,000	1,089,090
Sunnyvale,
Solid Waste Revenue (Insured;
AMBAC)	5.50	10/1/15	1,695,000	1,834,922
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corp.)	4.75	6/1/25	2,500,000	2,527,175
Truckee-Donner Public Utility
District, COP (Insured; ACA)	4.50	1/1/08	1,500,000	1,511,655
West Kern Community College
District, GO (Insured; XLCA)	0.00	11/1/20	1,000,000	535,790
U.S. Related--10.7%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,000,000 a	1,070,720
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,000,000 a	3,212,160
Guam,
LOR (Section 30) (Insured; FSA)	5.50	12/1/10	3,000,000	3,204,990
Puerto Rico Commonwealth,
Public Improvement	5.00	7/1/08	2,500,000	2,538,925
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/22	2,000,000	2,170,540
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.75	7/1/10	2,000,000 a	2,155,680

Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.00	7/1/22	2,745,000	2,960,757
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured; FSA)	6.25	7/1/16	3,000,000	3,599,040
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	1,500,000	1,668,315
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	1,445,000	1,484,203
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	1,000,000	1,028,730
Total Investments (cost $226,228,857)			99.3%	232,410,010
Cash and Receivables (Net)			.7%	1,620,437
Net Assets			100.0%	234,030,447

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board

IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 14, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 14, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)